Summary of Significant Accounting Policies (Details)		1 Months Ended	6 Months Ended				12 Months Ended
	Apr. 01, 2019	Jan. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Foreign currency translation adjustments			¥ (360,252)	$ (50,324)	¥ (1,329,500)
Foreign currency exchange loss			¥ (1,422,781)	$ (198,751)	(464,790)
Rate of convenience translation | (per share)			¥ 7.1586	$ 1
Operating segment			2	2
Cash			¥ 30,143,886		21,076,691		¥ 36,996,422	$ 4,210,863
Deposit (in Yuan Renminbi)										¥ 500,000
Restricted cash released amount (in Yuan Renminbi)		¥ 501,952					103,489
Accumulated interests (in Yuan Renminbi)		1,952
Allowance for credit loss			17,910,167				19,102,954	2,501,909	$ 2,668,532	¥ 10,196,104
Impairment charges					396,850
Impairment charge of property plant and equipment (in Yuan Renminbi)					567,017
Contract assets			3,551,078				3,441,959	496,058
Allowance for credit losses related to contract assets			10,039,099				¥ 4,080,621	1,402,383
Interest expense			¥ 101,178	$ 14,134	¥ 1,252,481
Value added tax percentage			1.00%	1.00%	0.00%	0.00%
Percentage of tax on logistics services			9.00%	9.00%
Percentage on sale of product			13.00%	13.00%	13.00%	13.00%
Percentage of tax rate on export			17.00%	17.00%
Percentage of tax rate on export rebate			17.00%	17.00%
Percentage of tax adjusted on export rebate			16.00%	16.00%
Percentage of tax on export and border crossing activities			11.00%	11.00%
Percentage of tax rate on Border crossing and rebate			11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities			10.00%	10.00%
VAT rate on sales	16.00%
Adjusted VAT rate on sales	13.00%
Percentage of tax rate on exported goods	16.00%
Percentage of tax refund on export	16.00%
Percentage on adjusted tax of refund	13.00%
Dilutive shares (in Shares) | shares
Statutory reserve			10.00%	10.00%
Registered capital			50.00%	50.00%
Employee outstanding benefit plan			¥ 446,895	$ 62,428			¥ 434,047
Demand Bank Guarantee [Member]
Summary of Significant Accounting Policies [Line Items]
Principal amount (in Yuan Renminbi)		¥ 500,000
Foreign Exchange [Member]
Summary of Significant Accounting Policies [Line Items]
Foreign currency exchange loss			¥ 1,422,781	$ 198,751	¥ 464,790
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage							19.70%
Customer Concentration Risk [Member] | Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			13.20%	13.20%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.50%	12.50%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			14.50%	14.50%	10.10%	10.10%
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Cash			¥ 30,143,886				¥ 36,996,422	$ 4,210,863
Supplier One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			22.00%	22.00%			36.10%
Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			20.80%	20.80%
Supplier Three [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			17.00%	17.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services			30 days	30 days
Percentage of deduction tax rate			11.00%	11.00%
Percentage of import tax rate			10.00%	10.00%
Minimum [Member] | Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			10.70%	10.70%	11.70%	11.70%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Payment term after completion of customs brokerage services			90 days	90 days
Value added tax percentage			6.00%	6.00%
Percentage of deduction tax rate			17.00%	17.00%
Percentage of import tax rate			16.00%	16.00%
Maximum [Member] | Supplier Two [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage					21.20%	21.20%
Maximum [Member] | Customer One [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			29.60%	29.60%